Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

21.    Subsequent events

On January 19, 2018, the Group announced that it had filed a “universal” shelf registration statement on Form F-3 with the SEC, which was declared effective by the SEC on January 31, 2018. The filing of a shelf registration statement, a common practice by NASDAQ-listed companies, is intended to provide the Group with more timely and efficient access to the U.S. capital markets. The shelf registration, which can remain effective for up to three years, will enable the Company to offer, issue and sell, in one or more offerings at any time (as long as the shelf registration statement remains effective), up to an aggregate of $80 million of ordinary shares, including ADSs, where each ADS represents 20 ordinary shares), preference shares, warrants, subscription rights, debt securities and a combination of such securities, separately or as units. The Group currently has no specific plans to issue securities under this shelf registration. The specifics of any future offering, including the prices and terms of any securities offered by the Group, would be determined at the time of any such offering and would be described in detail in a prospectus supplement filed in connection with such offering.

Effective February 2, 2018, Jonathan Gold assumed the executive role of Chief Financial Officer upon the resignation of Robert Dickey IV, the Group’s former Chief Financial Officer.

On April 3, 2018, the Group announced the initiation of a rolling submission of a New Drug Application (NDA) to the U.S. Food & Drug Administration (FDA) for iclaprim. The Group commenced the submission before the end of the first quarter of 2018 and is expecting to complete the submission of the full NDA during the second quarter of 2018.  The Group also announced that it received correspondence from the FDA that a small business waiver has been granted for the NDA application fee which is typically due upon submission of an NDA under the Prescription Drug User Fee Act (PDUFA).  As a result, the Group did not have to pay a $2.4 million application fee for this NDA submission.